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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 ---------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 ---------------------------------
                 Montreal, QC H3A 3G4 Canada
                 ---------------------------------

Form 13F File Number: 28-10653
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

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
/s/ Jerome Pfund, Chief Compliance Officer,  Montreal, Quebec, Canada,  February 22, 2011
-------------------------------------------  -------------------------  -----------------
                  [Signature]                       [City, State]            [Date]
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Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 60
                                        --------------------

Form 13F Information Table Value Total: $ 2,326,584
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      - 2 -
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                           FORM 13F INFORMATION TABLE

       ITEM 1             ITEM 2     ITEM 3     ITEM 4             ITEM 5            ITEM 6   ITEM 7            ITEM 8
---------------------- ----------- --------- ----------- ------------------------- ---------- ------ -----------------------------
                                             FAIR MARKET   SH/PRN  SH/PRN PUT/CALL INVESTMENT              VOTING AUTHORITY
       ISSUER             CLASS       CUSIP     VALUE      AMOUNT                  DISCRETION  MGRS            (SHARES)
                                                (000s)                                TYPE           (A)SOLE  (B)SHARED    (C)NONE
----------------------------------------------------------------------------------------------------------------------------------
3SBIO INC                  ADR     88575Y105       14317   1400913    SH              SOLE           1297442          0    103471
ACHILLION
 PHARMACEUTICALS         COMMON    00448Q201        2995    393023    SH              SOLE            393023          0         0
ALEXION PHARM INC        COMMON     15351109       47162    659608    SH              SOLE            609200          0     50408
ALIGN TECH INC           COMMON     16255101       63043   2657242    SH              SOLE            240464          0   2416778
AMARIN CORP PLC        SP ADR NEW   23111206       47756   6375934    SH              SOLE           3783929          0   2592005
AMGEN INC                COMMON     31162100      114452   1782467    SH              SOLE            879704          0    902763
ANTHERA PHARMACEUT       COMMON    03674U102        3878    631607    SH              SOLE            631607          0         0
ARIAD PHARMACEUTICALS    COMMON    04033A100      109910   8972258    SH              SOLE           5580272          0   3391986
AUXILIUM
 PHARMACEUTICALS         COMMON    05334D107       25496   1279301    SH              SOLE           1182392          0     96909
AVEO PHARMACUTICALS      COMMON     53588109       31689   1842395    SH              SOLE           1725095          0    117300
BIOGEN IDEC INC          COMMON    09062X103      141004   1281269    SH              SOLE            610903          0    670366
BIOMARIN PHARMAC INC     COMMON    09061G101       73415   2135394    SH              SOLE           1272527          0    862867
BIOSPECIFICS TECH CO     COMMON     90931106        2605    156710    SH              SOLE            156710          0         0
CARDIONET INC            COMMON    14159L103        1816    766139    SH              SOLE            766139          0         0
CELGENE CORP             COMMON    151020104       47268    699236    SH              SOLE            641500          0     57736
CHINA CORD BLOOD         COMMON    G21107100         246     92835    SH              SOLE                 0          0     92835
CHINA KANGHUI HLDG       SP ADR    16890V100         163     11046    SH              SOLE                 0          0     11046
COVIDIEN PLC             SHARES    G2554F113       65337   1451619    SH              SOLE            124637          0   1326982
DENDREON CORP            COMMON    24823Q107       35886   4721874    SH              SOLE           2252642          0   2469232
DEXCOM INC               COMMON    252131107       20562   2208584    SH              SOLE            874579          0   1334005
DR REDDYS LABS LTD         ADR     256135203       14428    490244    SH              SOLE            453198          0     37046
EDWARDS LIFESCIENCE      COMMON    28176E108       48633    687885    SH              SOLE             61319          0    626566
ELI LILLY & CO           COMMON    532457108       57550   1384733    SH              SOLE            126201          0   1258532
FLUIDIGM CORP DEL        COMMON    34385P108        2303    175000    SH              SOLE            175000          0         0
GILEAD SCIENCES INC      COMMON    375558103       59711   1458858    SH              SOLE           1344500          0    114358
GIVEN IMAGING            ORD SHS   M52020100       26514   1521194    SH              SOLE            595220          0    925974
HEARTWARE INTL INC       COMMON    422368100       22302    323220    SH              SOLE             29968          0    293252
HOLOGIC INC              COMMON    436440101       19474   1112188    SH              SOLE             98300          0   1013888
HOSPIRA INC              COMMON    441060100       10728    353252    SH              SOLE            331232          0     22020
ILLUMINA INC             COMMON    452327109       17776    583200    SH              SOLE            539400          0     43800
INCYTE CORPORATION       COMMON    45337C102       74337   4952474    SH              SOLE           3248592          0   1703882
INTERMUNE INC            COMMON    45884X103       72302   5738237    SH              SOLE           3152513          0   2585724
IRONWOOD
 PHARMACEUTICALS        COM CL A   46333X108       15936   1331290    SH              SOLE           1231490          0     99800
KERYX
 BIOPHARMACEUTICALS      COMMON    492515101        3799   1501711    SH              SOLE           1501711          0         0
LIFE TECHNOLOGIES        COMMON    53217V109       36243    931453    SH              SOLE            860650          0     70803
LUMINEX CORP DEL         COMMON    55027E102       22097   1040833    SH              SOLE            955309          0     85524
MEDIVATION INC           COMMON    58501N101       35978    780255    SH              SOLE            718755          0     61500
MERCK & CO INC           COMMON    58933Y105      132388   3511630    SH              SOLE            309131          0   3202499
MYLAN INC                COMMON    628530107      108233   5043466    SH              SOLE           1522458          0   3521008
NANOSPHERE INC           COMMON    63009F105        3935   2676744    SH              SOLE           2676744          0         0
NOVARTIS AG              SP ADR    66987V109         749     13100    SH              SOLE             13100          0         0
NOVO-NORDISK AS            ADR     670100205        3112     27001    SH              SOLE             12518          0     14483
ONYX PHARMACEUTICALS     COMMON    683399109      127478   2900521    SH              SOLE           1452364          0   1448157
OPTIMER
 PHARMACEUTICALS         COMMON    68401H104       37838   3091355    SH              SOLE           2895155          0    196200
PERRIGO CO               COMMON    714290103       81820    840908    SH              SOLE            325350          0    515558
SAGENT PHARMACEUTICALS   COMMON    786692103       16258    774202    SH              SOLE            728402          0     45800
SAVIENT
 PHARMACEUTICALS         COMMON    80517Q100       12821   5749190    SH              SOLE           5026027          0    723163
SEQUENOM INC             COM NEW   817337405       14874   3342422    SH              SOLE           3126978          0    215444
SHIRE PLC                SP ADR    82481R106       17757    170903    SH              SOLE            160556          0     10347
ST JUDE MEDICAL INC      COMMON    790849103       44786   1305716    SH              SOLE            113973          0   1191743
STRYKER CORP             COMMON    863667101        4510     90721    SH              SOLE             30921          0     59800
TEVA PHARMACEUTICAL        ADR     881624209       18172    450249    SH              SOLE            427247          0     23002
THERAVANCE INC           COMMON    88338T104       32809   1484578    SH              SOLE           1378578          0    106000
THORATEC LABS CORP       COMMON    885175307       24478    729369    SH              SOLE            101053          0    628316
TRIUS THERAPEUTIC        COMMON    89685K100        7176   1003620    SH              SOLE           1003620          0         0
UNITED THERAPEUTICS      COMMON    91307C102       86712   1835178    SH              SOLE            808058          0   1027120
VALEANT
 PHARMACEUTICALS         COMMON    91911K102       14957    320294    SH              SOLE            300594          0     19700
VARIAN MED SYS INC       COMMON    92220P105       65916    981915    SH              SOLE             88384          0    893531
VERTEX PHARMACEUTICALS   COMMON    92532F100       61768   1859930    SH              SOLE           1246827          0    613103
WATSON PHARMACEUTICALS   COMMON    942683103       18926    313650    SH              SOLE            298405          0     15245